CONTINGENT ASSETS AND LIABILITIES (Details)	6 Months Ended
Dec. 31, 2024 a
Titan Project [Member]
Contingent Assets and Liabilities [Abstract]
Surface area of property allowed for lease or purchase (in acres)	8,878